Accounts Receivable (Details) (USD $)			12 Months Ended							12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 Total accounts receivable Accounts receivable Delivery service provider A	Dec. 31, 2012 Total accounts receivable Accounts receivable Delivery service provider B	Dec. 31, 2013 Delivery service providers	Dec. 31, 2012 Delivery service providers	Dec. 31, 2013 Other customers	Dec. 31, 2012 Other customers	Dec. 31, 2013 Other receivables	Dec. 31, 2013 Lending to supplier A Total accounts receivable Accounts receivable	Dec. 31, 2013 Lending to supplier B Total accounts receivable Accounts receivable
Accounts receivable
Accounts receivable	$ 3,055,446	$ 6,990,560			$ 573,085	$ 6,875,717	$ 36	$ 114,843	$ 2,482,325
Concentration risk (as a percent)			18.00%	17.00%						32.00%	15.00%